Debt securities in issue	6 Months Ended
Jun. 30, 2024
Debt Securities In Issue [Abstract]
Debt securities in issue	Note 13: Debt securities in issue

	At 30 June 2024			At 31 December 2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,886	23,685	28,571	5,232	22,642	27,874
Covered bonds	–	11,849	11,849	–	14,318	14,318
Commercial paper	–	6,908	6,908	–	8,182	8,182
Securitisation notes	23	4,965	4,988	23	4,211	4,234
Certificates of deposit issued	–	1,318	1,318	–	3,096	3,096
	4,909	48,725	53,634	5,255	52,449	57,704
Covered bonds and securitisation programmes
At 30 June 2024, the bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £28,529 million (31 December 2023: £27,019 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue at amortised cost.
At 30 June 2024, the Group’s securitisation notes in issue held by external parties includes £23 million at fair value through profit or loss (31 December 2023: £23 million). Those notes held internally, are secured on loans and advances to customers amounting to £27,945 million (31 December 2023: £30,190 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue at amortised cost.
Cash deposits of £3,955 million (31 December 2023: £3,678 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group.